Shareholder Report, Holdings (Details) - C000030518	Nov. 30, 2024
67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	8.30%
037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.70%
023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
437076102 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
79466L302 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	2.40%
532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Other Industries
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Home Construction
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Reit
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
E-Commerce Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Banking
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Software
Holdings [Line Items]
Percent of Net Asset Value	13.00%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.40%
InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.60%